Intangible Assets - Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 12,536	$ 12,489	$ 12,373	$ 10,262
Mortgage servicing rights	3,369	3,377	$ 3,755	$ 2,953
Total	18,083	18,573
Core deposit benefits
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles	1,702	2,134
Other identified intangibles
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles	$ 476	$ 573